Schedule II (details) - Condensed Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheet
Fixed maturities, at fair value	$ 63,956	$ 65,393
Equity securities	943	645
Short-term securities	3,882	3,483
Total assets	103,812	104,938
Debt	6,346	6,350
Total liabilities	79,016	79,533
Common stock (1,750.0 shares authorized; 353.5 and 377.4 shares issued and outstanding)	21,500	21,161	20,732	20,162
Retained earnings	24,291	21,352	19,579	18,847
Accumulated other comprehensive income	810	2,236	2,005	1,255
Treasury stock, at cost (401.5 and 372.3 shares)	(21,805)	(19,344)	(17,839)	(14,857)
Total shareholders' equity	24,796	25,405	24,477
Total liabilities and shareholders' equity	103,812	104,938
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	353.5	377.4
Common stock, shares outstanding	353.5	377.4	392.8	434.6
Treasury stock, at cost, shares	401.5	372.3
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Condensed Balance Sheet
Fixed maturities, at fair value	37	38
Equity securities	130	106
Short-term securities	1,523	1,958
Investment in subsidiaries	28,616	28,562
Other assets	144	26
Total assets	30,450	30,690
Debt	5,654	5,159
Other liabilities	10	136
Total liabilities	5,664	5,295
Common stock (1,750.0 shares authorized; 353.5 and 377.4 shares issued and outstanding)	21,500	21,161
Retained earnings	24,281	21,342
Accumulated other comprehensive income	810	2,236
Treasury stock, at cost (401.5 and 372.3 shares)	(21,805)	(19,344)
Total shareholders' equity	24,786	25,395
Total liabilities and shareholders' equity	$ 30,450	$ 30,690
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	353.5	377.4
Common stock, shares outstanding	353.5	377.4
Treasury stock, at cost, shares	401.5	372.3